Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 5,570,080,604	$ 800,092,017	¥ 3,022,145,785	¥ 517,052,950
Advertising Service Provided to Advertising Customers Recorded Gross
Disaggregation Of Revenue [Line Items]
Revenue	4,339,602,177	623,344,850	2,399,716,518	264,471,551
Advertising Service Provided to Advertising Platforms Recorded Net
Disaggregation Of Revenue [Line Items]
Revenue	1,075,718,365	154,517,275	414,541,506	248,410,930
Agent and Platform Services
Disaggregation Of Revenue [Line Items]
Revenue	33,154,982	4,762,415	203,389,356	4,170,469
Live Streaming And Online Games
Disaggregation Of Revenue [Line Items]
Revenue	104,445,462	15,002,652
Other Revenues
Disaggregation Of Revenue [Line Items]
Revenue	17,159,618	2,464,825	4,498,405
Total Other services
Disaggregation Of Revenue [Line Items]
Revenue	¥ 154,760,062	$ 22,229,892	¥ 207,887,761	¥ 4,170,469